Taxes on Income	12 Months Ended
Dec. 31, 2020
Taxes on Income [Abstract]
TAXES ON INCOME

NOTE 9 - TAXES ON INCOME:

a.	Corporate taxation in Israel:

The income of the Company is taxed at the standard Israeli corporate tax rate, which was 23% for 2018 and thereafter.

As the Company has not created any deferred tax assets or liabilities.

b.	Taxation of the subsidiaries:

1.	The USA subsidiary was incorporated in the United States and is subject to the Federal and State tax laws established in the United States.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. The Act reduces the corporate tax rate to 21% from 35%, among other things. The Act did not have a material effect on the Group’s consolidated financial statements.

2.	ScoutCam Inc. did not timely file its tax return for 2013-2014 and therefore during 2019 the IRS imposed penalties in the amount of USD 60 thousand (approximately USD 73 thousand including interest).

c.	Encouragement laws in Israel:

Tax benefits under the Law for the Encouragement of Capital Investments-1959 (hereinafter- the “Law for the Encouragement of Capital Investments”):

1)	General

Under the Law for the Encouragement of Capital Investments, companies are entitled to various tax benefits by virtue of their “approved enterprise” or “benefited enterprise” status subject to the fulfillment of certain conditions. In addition, companies may be entitled to additional tax benefits as “foreign investors’ companies,” as defined by the Law for the Encouragement of Capital Investments.

According to the Economic Policy Law for 2011 and 2012 (Legislative Amendments), 2011, which was published in December 2010 also amended the Capital Investment Encouragement Law (hereinafter – the amendment).

The amendment sets alternative benefit tracks to the ones that were in place under the provisions of the Law for the Encouragement of Capital Investments, as follows: investment grants track designed for enterprises located in national development zone A and two new tax benefits tracks (preferred enterprise and a special preferred enterprise), which provide for application of a unified tax rate to all preferred income of the Company, as defined in the law.

Under the amended law, a company which qualifies for benefits under the encouragement law prior to the amendment thereof may opt for application of the amendment on each year, commencing with the first year in which the amendment became effective (2011) thereby making available to itself the tax benefits in accordance with the tracks set in the amendment subject to the fulfillment of certain conditions. A company’s election for application of the amendment is irrevocable and once it opts for application thereof, it will no longer be entitled to the tax benefits available to it under the pre-amendment regime of the Law for the Encouragement of Capital Investments. A company will be allowed to continue and enjoy the tax benefits available under the law prior to its amendment until the end of the period of benefits, as defined in the law.

In December 2016, the Economic Efficiency Law (Legislative Amendments to Achieving the Budget Goals for 2017 and -2018), 2016 was published. Under this law, two new benefit programs for high-tech industries” benefited technology enterprise “and “special benefited technology enterprise” were added.

2)	Tax benefits

The Company has not decided at this stage whether and when to elect the application of the amendment of the law. Once the Company generates taxable income, it is currently scheduled to be eligible for tax benefits available under the Law for the Encouragement of Capital Investments before it was amended in accordance with the provisions of the benefited enterprise regime, as follows:

Reduced tax rates

During the period of benefits - 10 years commencing in the first year in which the Company earns taxable income from the benefited enterprises (provided the maximum period to which it is restricted by law has not elapsed) - the income from the benefited enterprises owned by the Company is tax exempt so long as it is not distributed or deemed to be distributed. The portion of income which qualifies for tax exemption as above is based on the ratio between the turnover relating to the “benefited enterprise” and the total turnover of the Company.

In the event of a dividend distribution or deemed dividend distribution from income which was previously exempt, the Company will be subject to tax on the grossed-up amount of the (deemed) dividend, according to the tax rate which would have applied to the income were it not eligible for the exemption.

The Company has not yet utilized the tax benefits for the main plant, nor for the expansion of the plant.

3)	Conditions to receive the benefits

The entitlement to the above benefits is conditional upon the Company’s fulfillment of the conditions stipulated by the Law for the Encouragement of Capital Investments, and the regulations promulgated thereunder. In the event of failure to comply with these conditions, the benefits may be cancelled, and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of interest. As of the date of approval of these financial statements, the Company has met the aforementioned conditions.

d.	Carry forward tax losses

Carry forward tax losses of the Company aggregate NIS 258 million (approximately USD 75 million) and NIS 270 million (approximately USD 78 million) as of December 31, 2020 and 2019, respectively. The Company did not record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

Carry forward tax losses of ScoutCam Ltd. aggregate NIS 16 million (approximately USD 5 million) and NIS 5 million (approximately USD 1.5 million) as of December 31, 2020 and 2019, respectively. ScoutCam Ltd. did not record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

Carry forward tax losses of Eventer. aggregate NIS 3.6 million (approximately USD 1 million) and NIS 5 million (approximately USD 1.5 million) as of December 31, 2020. Eventer did not record deferred taxes asset in respect of these losses, as the utilization thereof is not expected to occur in the foreseeable future.

e.	Taxes on income included in the Statements of Loss and Other Comprehensive Loss for the periods presented:

The following is reconciliation between the “theoretical” tax, which would apply to the Group if all of its income were taxed at the regular rate applicable to the Company in Israel (see a2 above) and the amount of tax reflected in the Consolidated Statements of Loss and other comprehensive loss for the reported year:

	2020	2019	2018
	USD in thousands
Loss before taxes on income	(6,841)	(14,179)	(6,578)
Theoretical tax benefit	(1,575)	(3,261)	(1,513)
Disallowed deductions (tax exempt income):
Gain on adjustment of warrants to fair value	86	(33)
Share-based compensation	298	60
Amortization of excess purchase price of an associate	126	2,323
Other	2	7
Increase in taxes for tax losses and timing differences incurred in the reporting year for which deferred taxes were not created	1,072	903	1,533
Taxes benefit (taxes on income)	9	(1)	20